Related Party Transactions - Puttable instrument financial liability (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2023 USD ($)
Related Party Transactions
Minimum percentage of significant equity interest	10.00%
Indemnification asset		$ 6,756		$ 6,756
Current account payables	$ 1,622	3,770
Reimbursements of expenses, primarily including employee benefits and lease and office expenses	(886)	(4,914)	$ (1,007)
Royalty expense	778	682	700
Company Controlled By Chairman
Related Party Transactions
Loans to corporate entities.	875	875
Current account receivables	29,614	27,118
Current account payables	1,622	3,770
Reimbursements of expenses, primarily including employee benefits and lease and office expenses	$ 886	$ 4,914	$ 1,007